CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Current assets:
Cash and cash equivalents	$ 110,403	$ 92,281	$ 151,031
Accounts receivable, net of allowances	168,916	143,884	159,981
Inventories	394,328	358,051	335,812
Other current assets	7,266	11,862	7,549
Deferred tax assets	121,181	99,199	71,109
Total current assets	802,094	705,277	725,482
Plant assets, net of accumulated depreciation	512,351	493,666	501,283
Tradenames	1,603,992	1,603,992	1,604,512
Other assets, net	161,423	155,558	178,849
Goodwill	1,441,495	1,441,495	1,441,495
Total assets	4,521,355	4,399,988	4,451,621
Current liabilities:
Short-term borrowings	1,065	2,139	1,708
Current portion of long-term obligations	19,436	30,419	15,661
Accounts payable	180,055	137,326	152,869
Accrued trade marketing expense	38,920	44,571	35,125
Accrued liabilities	106,675	119,269	128,785
Dividends payable	21,354	0
Total current liabilities	367,505	333,724	334,148
Long-term debt	1,968,907	2,576,386	2,738,650
Pension and other postretirement benefits	93,090	100,918	93,406
Other long-term liabilities	24,802	28,705	22,099
Deferred tax liabilities	530,148	471,529	417,966
Total liabilities	2,984,452	3,511,262	3,606,269
Commitments and contingencies (Note 12)
Shareholders' equity:
Pinnacle preferred stock, value
Common stock, value	1,172	812	813
Additional paid-in-capital	1,325,835	696,512	696,539
Retained earnings	244,410	252,955	200,436
Accumulated other comprehensive loss	(34,514)	(61,553)	(52,436)
Total Shareholders' equity	1,536,903	888,726	845,352
Total liabilities and shareholders' equity	$ 4,521,355	$ 4,399,988	$ 4,451,621